Income and Expenses - Schedule of Reconciliation of Profit (Loss) Multiplied by Weighted Average Applicable Tax Rate (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Groups average expected tax rate	13.70%	12.70%	13.90%
Accounting loss before income tax	SFr (85,937)	SFr (88,695)	SFr (38,643)
Taxes at weighted average income tax	11,792	11,294	5,380
Effect of unrecorded tax losses	(8,764)	(10,520)	(4,468)
Effect of non deductible expenses	(3,098)	(6,041)	(968)
Effect of non-taxable income	280	5,103
Effect of other items	(50)	57
Total tax benefit (expense)	SFr 160	SFr (107)	SFr (55)